Consolidated Statements of Operations (Unaudited) - USD ($)	6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2019
REVENUES
Revenues	$ 2,435	$ 0	$ 0	$ 0
Total Revenues	2,435	0	0	0
OPERATING EXPENSES
Salaries	212,740	57,558	256,292	300,895
General and administrative	62,399	27,067	20,805	105,358
Depreciation and amortization	13,232	0	0	5,851
Professional fees	29,142	130,370	3,500	170,525
Total operating expenses	317,513	214,995	280,597	582,629
Loss from operations	315,078	214,995	280,597	582,629
Other income (expense)
Other income	0	0	0	65,000
Interest expense	12,100	(4,014)	(2,455)	(15,532)
Total other income (expense)	12,100	(4,014)	(2,455)	49,468
Net loss	$ (327,178)	$ (219,009)	$ (283,052)	$ (533,161)